Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions and Balances [Abstract]
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	$ 320	$ 285	$ 234
Management fees, consulting fees and bonuses to interested parties hired by the Company	336	185	344
Compensation to directors who are not employed by the Company	$ 80	$ 66	$ 57